Loans to and Investments in Associated Companies - Jefferies LoanCore (Details) - Jefferies LoanCore $ in Millions	Oct. 31, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	48.50%
Proceeds from sale of associated companies	$ 173.1
Period entitled to additional cash consideration	3 years